Supplemental Cash Flow Information - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Supplemental Cash Flow Elements [Abstract]
Cash interest paid, net	$ 217.8	$ 204.5	$ 205.0
Income taxes paid	$ 4.9	$ 2.1	$ 2.2